SHORT TERM AND LONG-TERM DEBT - Short Term and Long-Term Debt Components (Details) - USD ($)	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Feb. 29, 2020	Jul. 31, 2019	Apr. 30, 2019
Debt Instrument [Line Items]
Total debt	$ 1,727,460,000				$ 1,652,432,000
Current portion of debt	(79,468,000)				(85,879,000)
Long-term portion of debt issuance costs	(14,289,000)				(14,606,000)
Long-term debt	1,633,703,000				1,551,947,000
$320 Million Sale and Leaseback
Debt Instrument [Line Items]
Gross price			$ 320,000,000
$250 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 250,000,000
$100 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 100,000,000
$50 million term loan under $100 Million Facility
Debt Instrument [Line Items]
Face amount							50,000,000
$50 million revolving tranche under $100 Million Facility
Debt Instrument [Line Items]
Face amount							$ 50,000,000
$629 million term loan facility
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 629,000,000
$375 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	375,000,000			$ 375,000,000
$250 Million Revolving Credit Facility
Debt Instrument [Line Items]
Face amount				$ 250,000,000
Floating rate long-term debt
Debt Instrument [Line Items]
Total debt	1,056,257,000				1,157,523,000
Floating rate long-term debt | $250 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 250,000,000
Total debt	0				220,313,000
Floating rate long-term debt | $50 million term loan under $100 Million Facility
Debt Instrument [Line Items]
Total debt	0	$ 106,800,000			44,080,000
Floating rate long-term debt | Flex Rainbow Sale and Leaseback
Debt Instrument [Line Items]
Total debt	0				131,906,000
Floating rate long-term debt | $629 million term loan facility
Debt Instrument [Line Items]
Total debt	597,565,000				613,512,000
Floating rate long-term debt | Flex Amber Sale and Leaseback
Debt Instrument [Line Items]
Total debt	143,367,000				147,712,000
Floating rate long-term debt | $320 Million Sale and Leaseback
Debt Instrument [Line Items]
Total debt	315,325,000				0
Fixed rate long- term debt
Debt Instrument [Line Items]
Total debt	421,203,000				430,829,000
Fixed rate long- term debt | Hyundai Glovis Sale and Charterback
Debt Instrument [Line Items]
Total debt	265,019,000				271,381,000
Fixed rate long- term debt | Volunteer Sale and Leaseback
Debt Instrument [Line Items]
Total debt	156,184,000				159,448,000
Line of credit
Debt Instrument [Line Items]
Total debt	250,000,000				64,080,000
Line of credit | $50 million revolving tranche under $100 Million Facility
Debt Instrument [Line Items]
Total debt	0				64,080,000
Line of credit | $250 Million Revolving Credit Facility
Debt Instrument [Line Items]
Total debt	$ 250,000,000				$ 0